Loss before income tax (Tables)	11 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Loss before income tax

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	£000	£000	£000
Research and development
Employee benefit expense	4,718	6,264	5,616
Share-based payment expense	283	1,091	327
Program related costs	24,288	29,868	21,810
Amortization of intangible assets	760	829	105
Depreciation of property, plant and equipment	272	297	141
Other research and development costs	880	833	980
	31,201	39,182	28,979
General and administration
Employee benefit expense	2,741	3,238	2,870
Share-based payment expense	363	3,652	1,280
Foreign exchange loss / (gain)	1,037	(491)	1,986
Depreciation of property, plant and equipment	252	347	151
Loss on disposal of assets	10	43	40
Other general and administration costs	5,473	4,766	5,539
Loss on contingent consideration	—	754	—
Royalty expense	1	19	69
	9,877	12,328	11,935